Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Common Stock [Line Items]
COMMON STOCK

8. COMMON STOCK

As of September 30, 2021, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 620,000,000 shares of $0.0001 par value common stock.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. However, common stockholders shall not be entitled to vote on any amendments to the certificate of incorporation that relate to the terms of the Convertible Preferred Stock. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the Convertible Preferred Stock.

As of September 30, 2021, 76,977,802 shares of common stock were issued including 65,544,537 shares sold to the Company’s founders, employees and advisors under restricted stock agreements (see Note 9). The Company has reserved a total of 607,926,675 shares of common stock as of September 30, 2021 for common stock outstanding, the conversion of the outstanding shares of Convertible Preferred Stock, the exercise of outstanding stock options and the number of shares remaining available for future grant under the Company’s 2019 Stock Option and Grant Plan (the “2019 Plan”).

7. COMMON STOCK

As of December 31, 2020, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 605,000,000 shares of $0.0001 par value common stock.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. However, common stockholders shall not be entitled to vote on any amendments to the certificate of incorporation that relate to the terms of the Convertible Preferred Stock. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the Convertible Preferred Stock.

As of December 31, 2020, 73,794,737 shares of common stock were issued including 61,794,537 shares sold to the Company’s founders, employees and advisors under restricted stock agreements (see note 8). The Company has reserved a total of 582,439,177 shares of common stock as of December 31, 2020 for common stock outstanding, the conversion of the outstanding shares of Convertible Preferred Stock, the exercise of outstanding stock options and the number of shares remaining available for future grant under the Company’s 2019 Stock Option and Grant Plan (the “2019 Plan”).